Earnings Per Share - Reconciliation of Earnings Per Share (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Earnings Per Share [Abstract]
Net income (in Dollars)	$ 61,137	$ 48,833	$ 58,646
Weighted average common shares (in Shares)	18,752	19,018	19,024
Effect of dilutive common stock options (in Shares)	38	19	1
Weighted average common shares including potential dilutive shares (in Shares)	18,790	19,037	19,025
Basic EPS (in Dollars per share)	$ 3.26	$ 2.57	$ 3.08
Diluted EPS (in Dollars per share)	$ 3.25	$ 2.57	$ 3.08